Portfolio of investments
(unaudited)
Lifecycle Index Retirement Income Fund February 28, 2023

SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
FIXED INCOME—39.9%
25,047,196
TIAA-CREF Bond Index Fund $ 236,946,477
TOTAL FIXED INCOME 236,946,477
INFLATION-PROTECTED ASSETS—10.1%
5,715,356
TIAA-CREF Inflation-Linked Bond Fund 59,668,321
TOTAL INFLATION-PROTECTED ASSETS 59,668,321
INTERNATIONAL EQUITY—13.9%
2,473,971
TIAA-CREF Emerging Markets Equity Index Fund 24,591,272
2,861,461
TIAA-CREF International Equity Index Fund 57,572,590
TOTAL INTERNATIONAL EQUITY 82,163,862
SHORT-TERM FIXED INCOME—10.0%
6,304,608
TIAA-CREF Short-Term Bond Index Fund 59,641,590
TOTAL SHORT-TERM FIXED INCOME 59,641,590
U.S. EQUITY—25.9%
5,425,043
TIAA-CREF Equity Index Fund 153,745,727
TOTAL U.S. EQUITY 153,745,727
TOTAL AFFILIATED INVESTMENT COMPANIES 592,165,977
(Cost $560,979,647)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.0%
GOVERNMENT AGENCY DEBT—0.0%
$28,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .000% 03/01/23 28,000
TOTAL GOVERNMENT AGENCY DEBT 28,000
TOTAL SHORT-TERM INVESTMENTS 28,000
(Cost $28,000)
TOTAL INVESTMENTS—99.8% 592,193,977
(Cost $561,007,647)
OTHER ASSETS & LIABILITIES, NET—0.2% 1,064,986
NET ASSETS—100.0% $ 593,258,963
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Lifecycle Index 2010 Fund February 28, 2023
Portfolio of investments
(unaudited)

SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
FIXED INCOME—40.0%
26,593,728
TIAA-CREF Bond Index Fund $ 251,576,668
TOTAL FIXED INCOME 251,576,668
INFLATION-PROTECTED ASSETS—10.0%
6,066,889
TIAA-CREF Inflation-Linked Bond Fund 63,338,326
TOTAL INFLATION-PROTECTED ASSETS 63,338,326
INTERNATIONAL EQUITY—13.0%
2,453,335
TIAA-CREF Emerging Markets Equity Index Fund 24,386,155
2,837,811
TIAA-CREF International Equity Index Fund 57,096,762
TOTAL INTERNATIONAL EQUITY 81,482,917
SHORT-TERM FIXED INCOME—12.7%
8,448,920
TIAA-CREF Short-Term Bond Index Fund 79,926,783
TOTAL SHORT-TERM FIXED INCOME 79,926,783
U.S. EQUITY—24.2%
5,380,835
TIAA-CREF Equity Index Fund 152,492,866
TOTAL U.S. EQUITY 152,492,866
TOTAL AFFILIATED INVESTMENT COMPANIES 628,817,560
(Cost $568,561,879)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.2%
GOVERNMENT AGENCY DEBT—0.2%
$1,119,000 Federal Farm Credit Bank (FFCB) 0 .000% 03/01/23 1,119,000
TOTAL GOVERNMENT AGENCY DEBT 1,119,000
TOTAL SHORT-TERM INVESTMENTS 1,119,000
(Cost $1,119,000)
TOTAL INVESTMENTS—100.1% 629,936,560
(Cost $569,680,879)
OTHER ASSETS & LIABILITIES, NET—(0.1)% (736,842)
NET ASSETS—100.0% $ 629,199,718
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Portfolio of investments
(unaudited)
Lifecycle Index 2015 Fund February 28, 2023

SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
FIXED INCOME—39.5%
43,059,720
TIAA-CREF Bond Index Fund $ 407,344,950
TOTAL FIXED INCOME 407,344,950
INFLATION-PROTECTED ASSETS—9.1%
9,007,613
TIAA-CREF Inflation-Linked Bond Fund 94,039,483
TOTAL INFLATION-PROTECTED ASSETS 94,039,483
INTERNATIONAL EQUITY—14.7%
4,546,857
TIAA-CREF Emerging Markets Equity Index Fund 45,195,757
5,268,009
TIAA-CREF International Equity Index Fund 105,992,346
TOTAL INTERNATIONAL EQUITY 151,188,103
SHORT-TERM FIXED INCOME—9.1%
9,936,242
TIAA-CREF Short-Term Bond Index Fund 93,996,853
TOTAL SHORT-TERM FIXED INCOME 93,996,853
U.S. EQUITY—27.5%
10,008,623
TIAA-CREF Equity Index Fund 283,644,384
TOTAL U.S. EQUITY 283,644,384
TOTAL AFFILIATED INVESTMENT COMPANIES 1,030,213,773
(Cost $901,356,308)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.0%
GOVERNMENT AGENCY DEBT—0.0%
$297,000 Federal Farm Credit Bank (FFCB) 0 .000% 03/01/23 297,000
TOTAL GOVERNMENT AGENCY DEBT 297,000
TOTAL SHORT-TERM INVESTMENTS 297,000
(Cost $297,000)
TOTAL INVESTMENTS—99.9% 1,030,510,773
(Cost $901,653,308)
OTHER ASSETS & LIABILITIES, NET—0.1% 1,218,088
NET ASSETS—100.0% $ 1,031,728,861
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Lifecycle Index 2020 Fund February 28, 2023
Portfolio of investments
(unaudited)

SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
FIXED INCOME—38.5%
119,968,099
TIAA-CREF Bond Index Fund $ 1,134,898,218
TOTAL FIXED INCOME 1,134,898,218
INFLATION-PROTECTED ASSETS—7.1%
20,046,094
TIAA-CREF Inflation-Linked Bond Fund 209,281,219
TOTAL INFLATION-PROTECTED ASSETS 209,281,219
INTERNATIONAL EQUITY—16.4%
14,551,828
TIAA-CREF Emerging Markets Equity Index Fund 144,645,169
16,843,051
TIAA-CREF International Equity Index Fund 338,882,190
TOTAL INTERNATIONAL EQUITY 483,527,359
SHORT-TERM FIXED INCOME—7.1%
22,125,243
TIAA-CREF Short-Term Bond Index Fund 209,304,801
TOTAL SHORT-TERM FIXED INCOME 209,304,801
U.S. EQUITY—30.8%
31,964,351
TIAA-CREF Equity Index Fund 905,869,710
TOTAL U.S. EQUITY 905,869,710
TOTAL AFFILIATED INVESTMENT COMPANIES 2,942,881,307
(Cost $2,617,646,332)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$1,869,000 Federal Home Loan Bank (FHLB) 0 .000% 03/01/23 1,869,000
TOTAL GOVERNMENT AGENCY DEBT 1,869,000
TOTAL SHORT-TERM INVESTMENTS 1,869,000
(Cost $1,869,000)
TOTAL INVESTMENTS—100.0% 2,944,750,307
(Cost $2,619,515,332)
OTHER ASSETS & LIABILITIES, NET—0.0% 1,229,478
NET ASSETS—100.0% $ 2,945,979,785
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Portfolio of investments
(unaudited)
Lifecycle Index 2025 Fund February 28, 2023

SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
FIXED INCOME—36.1%
198,800,108
TIAA-CREF Bond Index Fund $ 1,880,649,019
TOTAL FIXED INCOME 1,880,649,019
INFLATION-PROTECTED ASSETS—5.1%
25,371,310
TIAA-CREF Inflation-Linked Bond Fund 264,876,480
TOTAL INFLATION-PROTECTED ASSETS 264,876,480
INTERNATIONAL EQUITY—18.7%
29,222,173
TIAA-CREF Emerging Markets Equity Index Fund 290,468,398
33,825,109
TIAA-CREF International Equity Index Fund 680,561,200
TOTAL INTERNATIONAL EQUITY 971,029,598
SHORT-TERM FIXED INCOME—5.1%
27,999,259
TIAA-CREF Short-Term Bond Index Fund 264,872,993
TOTAL SHORT-TERM FIXED INCOME 264,872,993
U.S. EQUITY—34.9%
64,152,544
TIAA-CREF Equity Index Fund 1,818,083,088
TOTAL U.S. EQUITY 1,818,083,088
TOTAL AFFILIATED INVESTMENT COMPANIES 5,199,511,178
(Cost $4,691,479,140)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$6,716,000 Federal Home Loan Bank (FHLB) 0 .000% 03/01/23 6,716,000
TOTAL GOVERNMENT AGENCY DEBT 6,716,000
TOTAL SHORT-TERM INVESTMENTS 6,716,000
(Cost $6,716,000)
TOTAL INVESTMENTS—100.0% 5,206,227,178
(Cost $4,698,195,140)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (84,379)
NET ASSETS—100.0% $ 5,206,142,799
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Lifecycle Index 2030 Fund February 28, 2023
Portfolio of investments
(unaudited)

SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
FIXED INCOME—32.1%
217,827,088
TIAA-CREF Bond Index Fund $ 2,060,644,248
TOTAL FIXED INCOME 2,060,644,248
INFLATION-PROTECTED ASSETS—3.1%
18,896,521
TIAA-CREF Inflation-Linked Bond Fund 197,279,681
TOTAL INFLATION-PROTECTED ASSETS 197,279,681
INTERNATIONAL EQUITY—21.4%
41,368,725
TIAA-CREF Emerging Markets Equity Index Fund 411,205,125
47,863,895
TIAA-CREF International Equity Index Fund 963,021,569
TOTAL INTERNATIONAL EQUITY 1,374,226,694
SHORT-TERM FIXED INCOME—3.1%
20,845,641
TIAA-CREF Short-Term Bond Index Fund 197,199,768
TOTAL SHORT-TERM FIXED INCOME 197,199,768
U.S. EQUITY—40.1%
90,859,302
TIAA-CREF Equity Index Fund 2,574,952,626
TOTAL U.S. EQUITY 2,574,952,626
TOTAL AFFILIATED INVESTMENT COMPANIES 6,404,303,017
(Cost $5,710,444,544)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$7,304,000 Federal Home Loan Bank (FHLB) 0 .000% 03/01/23 7,304,000
TOTAL GOVERNMENT AGENCY DEBT 7,304,000
TOTAL SHORT-TERM INVESTMENTS 7,304,000
(Cost $7,304,000)
TOTAL INVESTMENTS—99.9% 6,411,607,017
(Cost $5,717,748,544)
OTHER ASSETS & LIABILITIES, NET—0.1% 4,216,764
NET ASSETS—100.0% $ 6,415,823,781
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Portfolio of investments
(unaudited)
Lifecycle Index 2035 Fund February 28, 2023

SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
FIXED INCOME—26.2%
175,683,893
TIAA-CREF Bond Index Fund $ 1,661,969,623
TOTAL FIXED INCOME 1,661,969,623
INFLATION-PROTECTED ASSETS—1.1%
6,443,157
TIAA-CREF Inflation-Linked Bond Fund 67,266,563
TOTAL INFLATION-PROTECTED ASSETS 67,266,563
INTERNATIONAL EQUITY—24.8%
47,407,813
TIAA-CREF Emerging Markets Equity Index Fund 471,233,660
54,823,627
TIAA-CREF International Equity Index Fund 1,103,051,374
TOTAL INTERNATIONAL EQUITY 1,574,285,034
SHORT-TERM FIXED INCOME—1.1%
7,105,244
TIAA-CREF Short-Term Bond Index Fund 67,215,607
TOTAL SHORT-TERM FIXED INCOME 67,215,607
U.S. EQUITY—46.6%
104,155,367
TIAA-CREF Equity Index Fund 2,951,763,091
TOTAL U.S. EQUITY 2,951,763,091
TOTAL AFFILIATED INVESTMENT COMPANIES 6,322,499,918
(Cost $5,490,995,491)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$7,400,000 Federal Home Loan Bank (FHLB) 0 .000% 03/01/23 7,400,000
TOTAL GOVERNMENT AGENCY DEBT 7,400,000
TOTAL SHORT-TERM INVESTMENTS 7,400,000
(Cost $7,400,000)
TOTAL INVESTMENTS—99.9% 6,329,899,918
(Cost $5,498,395,491)
OTHER ASSETS & LIABILITIES, NET—0.1% 5,171,218
NET ASSETS—100.0% $ 6,335,071,136
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Lifecycle Index 2040 Fund February 28, 2023
Portfolio of investments
(unaudited)

SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
FIXED INCOME—18.2%
125,973,131
TIAA-CREF Bond Index Fund $ 1,191,705,820
TOTAL FIXED INCOME 1,191,705,820
INTERNATIONAL EQUITY—28.4%
55,818,345
TIAA-CREF Emerging Markets Equity Index Fund 554,834,350
64,557,839
TIAA-CREF International Equity Index Fund 1,298,903,720
TOTAL INTERNATIONAL EQUITY 1,853,738,070
U.S. EQUITY—53.2%
122,634,357
TIAA-CREF Equity Index Fund 3,475,457,690
TOTAL U.S. EQUITY 3,475,457,690
TOTAL AFFILIATED INVESTMENT COMPANIES 6,520,901,580
(Cost $5,448,967,448)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$8,861,000 Federal Home Loan Bank (FHLB) 0 .000% 03/01/23 8,861,000
TOTAL GOVERNMENT AGENCY DEBT 8,861,000
TOTAL SHORT-TERM INVESTMENTS 8,861,000
(Cost $8,861,000)
TOTAL INVESTMENTS—99.9% 6,529,762,580
(Cost $5,457,828,448)
OTHER ASSETS & LIABILITIES, NET—0.1% 4,497,527
NET ASSETS—100.0% $ 6,534,260,107
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Portfolio of investments
(unaudited)
Lifecycle Index 2045 Fund February 28, 2023

SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
FIXED INCOME—12.1%
65,434,725
TIAA-CREF Bond Index Fund $ 619,012,502
TOTAL FIXED INCOME 619,012,502
INTERNATIONAL EQUITY—30.5%
46,882,983
TIAA-CREF Emerging Markets Equity Index Fund 466,016,852
54,217,922
TIAA-CREF International Equity Index Fund 1,090,864,582
TOTAL INTERNATIONAL EQUITY 1,556,881,434
U.S. EQUITY—57.2%
102,967,927
TIAA-CREF Equity Index Fund 2,918,111,064
TOTAL U.S. EQUITY 2,918,111,064
TOTAL AFFILIATED INVESTMENT COMPANIES 5,094,005,000
(Cost $4,335,348,967)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.2%
GOVERNMENT AGENCY DEBT—0.2%
$8,082,000 Federal Home Loan Bank (FHLB) 0 .000% 03/01/23 8,082,000
TOTAL GOVERNMENT AGENCY DEBT 8,082,000
TOTAL SHORT-TERM INVESTMENTS 8,082,000
(Cost $8,082,000)
TOTAL INVESTMENTS—100.0% 5,102,087,000
(Cost $4,343,430,967)
OTHER ASSETS & LIABILITIES, NET—0.0% 1,671,883
NET ASSETS—100.0% $ 5,103,758,883
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Lifecycle Index 2050 Fund February 28, 2023
Portfolio of investments
(unaudited)

SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
FIXED INCOME—9.4%
42,462,892
TIAA-CREF Bond Index Fund $ 401,698,959
TOTAL FIXED INCOME 401,698,959
INTERNATIONAL EQUITY—31.5%
40,359,285
TIAA-CREF Emerging Markets Equity Index Fund 401,171,290
46,673,993
TIAA-CREF International Equity Index Fund 939,080,746
TOTAL INTERNATIONAL EQUITY 1,340,252,036
U.S. EQUITY—58.9%
88,629,541
TIAA-CREF Equity Index Fund 2,511,761,183
TOTAL U.S. EQUITY 2,511,761,183
TOTAL AFFILIATED INVESTMENT COMPANIES 4,253,712,178
(Cost $3,661,264,350)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$6,070,000 Federal Home Loan Bank (FHLB) 0 .000% 03/01/23 6,070,000
TOTAL GOVERNMENT AGENCY DEBT 6,070,000
TOTAL SHORT-TERM INVESTMENTS 6,070,000
(Cost $6,070,000)
TOTAL INVESTMENTS—99.9% 4,259,782,178
(Cost $3,667,334,350)
OTHER ASSETS & LIABILITIES, NET—0.1% 3,882,396
NET ASSETS—100.0% $ 4,263,664,574
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Portfolio of investments
(unaudited)
Lifecycle Index 2055 Fund February 28, 2023

SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
FIXED INCOME—8.2%
20,502,733
TIAA-CREF Bond Index Fund $ 193,955,851
TOTAL FIXED INCOME 193,955,851
INTERNATIONAL EQUITY—31.9%
22,787,651
TIAA-CREF Emerging Markets Equity Index Fund 226,509,255
26,355,680
TIAA-CREF International Equity Index Fund 530,276,290
TOTAL INTERNATIONAL EQUITY 756,785,545
U.S. EQUITY—59.7%
50,015,212
TIAA-CREF Equity Index Fund 1,417,431,099
TOTAL U.S. EQUITY 1,417,431,099
TOTAL AFFILIATED INVESTMENT COMPANIES 2,368,172,495
(Cost $2,130,669,492)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.2%
GOVERNMENT AGENCY DEBT—0.2%
$4,503,000 Federal Home Loan Bank (FHLB) 0 .000% 03/01/23 4,503,000
TOTAL GOVERNMENT AGENCY DEBT 4,503,000
TOTAL SHORT-TERM INVESTMENTS 4,503,000
(Cost $4,503,000)
TOTAL INVESTMENTS—100.0% 2,372,675,495
(Cost $2,135,172,492)
OTHER ASSETS & LIABILITIES, NET—0.0% 775,844
NET ASSETS—100.0% $ 2,373,451,339
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Lifecycle Index 2060 Fund February 28, 2023
Portfolio of investments
(unaudited)

SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%a
FIXED INCOME—6.9%
8,707,909
TIAA-CREF Bond Index Fund $ 82,376,822
TOTAL FIXED INCOME 82,376,822
INTERNATIONAL EQUITY—32.3%
11,581,903
TIAA-CREF Emerging Markets Equity Index Fund 115,124,117
13,393,748
TIAA-CREF International Equity Index Fund 269,482,201
TOTAL INTERNATIONAL EQUITY 384,606,318
U.S. EQUITY—60.5%
25,435,747
TIAA-CREF Equity Index Fund 720,849,070
TOTAL U.S. EQUITY 720,849,070
TOTAL AFFILIATED INVESTMENT COMPANIES 1,187,832,210
(Cost $1,130,496,432)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.2%
GOVERNMENT AGENCY DEBT—0.2%
$2,339,000 Federal Home Loan Bank (FHLB) 0 .000% 03/01/23 2,339,000
TOTAL GOVERNMENT AGENCY DEBT 2,339,000
TOTAL SHORT-TERM INVESTMENTS 2,339,000
(Cost $2,339,000)
TOTAL INVESTMENTS—99.9% 1,190,171,210
(Cost $1,132,835,432)
OTHER ASSETS & LIABILITIES, NET—0.1% 1,667,992
NET ASSETS—100.0% $ 1,191,839,202
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Portfolio of investments
(unaudited)
Lifecycle Index 2065 Fund February 28, 2023

SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
FIXED INCOME—5.7%
589,989
TIAA-CREF Bond Index Fund $ 5,581,293
TOTAL FIXED INCOME 5,581,293
INTERNATIONAL EQUITY—32.8%
971,565
TIAA-CREF Emerging Markets Equity Index Fund 9,657,353
1,123,988
TIAA-CREF International Equity Index Fund 22,614,638
TOTAL INTERNATIONAL EQUITY 32,271,991
U.S. EQUITY—61.4%
2,128,683
TIAA-CREF Equity Index Fund 60,326,865
TOTAL U.S. EQUITY 60,326,865
TOTAL AFFILIATED INVESTMENT COMPANIES 98,180,149
(Cost $100,820,471)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.4%
GOVERNMENT AGENCY DEBT—0.4%
$384,000 Federal Home Loan Bank (FHLB) 0 .000% 03/01/23 384,000
TOTAL GOVERNMENT AGENCY DEBT 384,000
TOTAL SHORT-TERM INVESTMENTS 384,000
(Cost $384,000)
TOTAL INVESTMENTS—100.3% 98,564,149
(Cost $101,204,471)
OTHER ASSETS & LIABILITIES, NET—(0.3)% (279,588)
NET ASSETS—100.0% $ 98,284,561
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

TIAA-CREF Lifecycle Index Funds February 28, 2023
Notes to portfolios of investments
(unaudited)

Organization and significant accounting policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of investments
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
The following table summarizes the market value of the Funds’ investments as of February 28, 2023, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index Retirement Income
Registered investment companies $592,165,977 $— $— $592,165,977
Short-term investments — 28,000 — 28,000
Total $592,165,977 $28,000 $— $592,193,977
1 1 1 1 1
Lifecycle Index 2010
Registered investment companies $628,817,560 $— $— $628,817,560
Short-term investments — 1,119,000 — 1,119,000
Total $628,817,560 $1,119,000 $— $629,936,560
1 1 1 1 1
Lifecycle Index 2015
Registered investment companies $1,030,213,773 $— $— $1,030,213,773
Short-term investments — 297,000 — 297,000
Total $1,030,213,773 $297,000 $— $1,030,510,773
1 1 1 1 1
Lifecycle Index 2020
Registered investment companies $2,942,881,307 $— $— $2,942,881,307
Short-term investments — 1,869,000 — 1,869,000
Total $2,942,881,307 $1,869,000 $— $2,944,750,307
1 1 1 1 1
Lifecycle Index 2025
Registered investment companies $5,199,511,178 $— $— $5,199,511,178
Short-term investments — 6,716,000 — 6,716,000
Total $5,199,511,178 $6,716,000 $— $5,206,227,178
1 1 1 1 1
Lifecycle Index 2030
Registered investment companies $6,404,303,017 $— $— $6,404,303,017
Short-term investments — 7,304,000 — 7,304,000
Total $6,404,303,017 $7,304,000 $— $6,411,607,017
1 1 1 1 1

Notes to portfolios of investments
(unaudited)
TIAA-CREF Lifecycle Index Funds February 28, 2023

concluded
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2035
Registered investment companies $6,322,499,918 $— $— $6,322,499,918
Short-term investments — 7,400,000 — 7,400,000
Total $6,322,499,918 $7,400,000 $— $6,329,899,918
1 1 1 1 1
Lifecycle Index 2040
Registered investment companies $6,520,901,580 $— $— $6,520,901,580
Short-term investments — 8,861,000 — 8,861,000
Total $6,520,901,580 $8,861,000 $— $6,529,762,580
1 1 1 1 1
Lifecycle Index 2045
Registered investment companies $5,094,005,000 $— $— $5,094,005,000
Short-term investments — 8,082,000 — 8,082,000
Total $5,094,005,000 $8,082,000 $— $5,102,087,000
1 1 1 1 1
Lifecycle Index 2050
Registered investment companies $4,253,712,178 $— $— $4,253,712,178
Short-term investments — 6,070,000 — 6,070,000
Total $4,253,712,178 $6,070,000 $— $4,259,782,178
1 1 1 1 1
Lifecycle Index 2055
Registered investment companies $2,368,172,495 $— $— $2,368,172,495
Short-term investments — 4,503,000 — 4,503,000
Total $2,368,172,495 $4,503,000 $— $2,372,675,495
1 1 1 1 1
Lifecycle Index 2060
Registered investment companies $1,187,832,210 $— $— $1,187,832,210
Short-term investments — 2,339,000 — 2,339,000
Total $1,187,832,210 $2,339,000 $— $1,190,171,210
1 1 1 1 1
Lifecycle Index 2065
Registered investment companies $98,180,149 $— $— $98,180,149
Short-term investments — 384,000 — 384,000
Total $98,180,149 $384,000 $— $98,564,149
1 1 1 1 1
A12147-B (4/23)